Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrant Activity
The following is a summary of warrant activity for the years ended December 31, 2014 and 2013 (in thousands):

	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Consultant and Oxford Warrants	Total
Outstanding, January 1, 2013	—	7,578	2,846	361	360	978	1,093	13,216
Granted	7,044	—	—	—	—	—	182	7,226
Exercised	(602)	(2,661)	(1,688)	(185)	(70)	—	(196)	(5,402)
Expired	—	—	—	—	—	—	(190)	(190)
Outstanding, December 31, 2013	6,442	4,917	1,158	176	290	978	889	14,850
Granted	—	—	—	—	—	—	300	300
Exercised	(2,469)	(1,886)	(543)	—	(265)	(62)	(469)	(5,694)
Expired	—	—	—	—	—	(916)	—	(916)
Outstanding, December 31, 2014	3,973	3,031	615	176	25	—	720	8,540
Expiration	September 2018	December 2017	April 2017	March 2016	March 2016	August 2014	Varies 2014-2020

Fair Value of Warrants is Estimated Using Black-Scholes Option Pricing Model
The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

	As of December 31, 2014
	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$2.50	$1.90	$0.65	$0.65	$2.15	$4.50
Expected term (years)	3.72	2.98	2.31	1.18	1.24	0.00
Volatility %	75.60%	76.85%	78.24%	77.38%	77.12%	—%
Risk-free rate %	1.30%	1.09%	0.80%	0.32%	0.35%	—%

	As of December 31, 2013
	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$2.50	$1.90	$0.65	$0.65	$2.15	$4.50
Expected term (years)	4.72	3.98	3.31	2.18	2.24	0.59
Volatility %	71.97%	71.38%	71.71%	73.45%	73.36%	66.85%
Risk-free rate %	1.61%	1.25%	0.93%	0.45%	0.47%	0.11%

Changes in Fair Value of Warrant Liability
The changes in fair value of the warrant liability for the years ended December 31, 2014 and 2013 were as follows (in thousands):

	September 2013 Warrants	December 2012 Warrants	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Total
Warrant liability, January 1, 2013	$—	$6,954	$3,310	$378	$187	$135	$10,964
Fair value of warrants granted	8,238	—	—	—	—	—	8,238
Fair value of warrants exercised	(1,931)	(8,482)	(3,455)	(260)	(121)	—	(14,249)
Change in fair value of warrants	16,643	19,588	5,214	645	879	1,043	44,012
Warrant liability, December 31, 2013	22,950	18,060	5,069	763	945	1,178	48,965
Fair value of warrants granted	—	—	—	—	—	—	—
Fair value of warrants exercised	(12,713)	(10,086)	(2,906)	—	(1,159)	(162)	(27,026)
Change in fair value of warrants	(7,677)	(5,947)	(1,538)	(600)	222	(1,016)	(16,556)
Warrant liability, December 31, 2014	$2,560	$2,027	$625	$163	$8	$—	$5,383